Loss Per Class A and Class B Ordinary Share - Schedule of Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Loss for the year	¥ (2,516,808)	¥ (1,949,101)	¥ (1,298,496)
Deemed Distribution to a Preferred Shareholder	0	(32,767)	0
Loss attributable to ordinary shareholders of the Company	¥ (2,516,808)	¥ (1,981,868)	¥ (1,298,496)
Basic loss per Class A and Class B ordinary share	¥ (8.54)	¥ (16.86)	¥ (11.08)
Class A and Class B Ordinary share [Member]
Earnings per share [line items]
Weighted average number of Class A and Class B ordinary shares in issue	294,650	117,551	117,222
Basic loss per Class A and Class B ordinary share	¥ (8.54)	¥ (16.86)	¥ (11.08)